Commitments (Tables)	3 Months Ended
Mar. 31, 2026
Commitments [Abstract]
Schedule of Commitments

In addition to the commitments disclosed elsewhere in the financial statements, Greenfire has assumed commitments through its normal course of operations, primarily through transportation agreements.

	1 Year	2-3 Years	4-5 Years	Thereafter	Total
Transportation commitments	$37,243	$74,972	$74,222	$209,283	$395,720
Other	5,678	-	-	-	5,678
Total commitments	$42,921	$74,972	$74,222	$209,283	$401,398